Other non-operating (expenses) income, net - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Income and Expenses [Abstract]
Government assistance, award amount	$ 980	$ 10,254
Nonoperating income (expense)	$ 980	$ 3,247